Common Stock	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Common Stock

NOTE 13 – Common Stock

In March 2023, the Company issued 100,000 shares of Class A common stock as a compensation to BTIG, LLC (BTIG) for a one-year strategic and capital markets advisory services to be provided to the Company effective on the business day following the Business Combination. During the period March 15, 2023, to December 31, 2023, the Company recorded compensation amounted to $155 thousand which is included in the general and administrative expenses of the consolidated statements of operations and comprehensive loss and in the consolidated statements of cash flows as stock-based compensation.

Following the Business Combination, the Company’s Class C common stock is subject to transfer restrictions and will automatically convert into the Company’s Class A common stock on the earlier to occur of (i) the 180th day following the closing of the Merger and (ii) the day that the last reported sale price of the New CXApp Class A common stock equals or exceeds $12.00 per share for any 20 trading days within any 30-trading day period following the closing of the Merger.

On September 10, 2023, the Company’s 5,487,300 shares of Class C common stock were automatically converted into an aggregate of 5,487,300 shares of the Company’s Class A common stock, par value $0.0001 per share.